Related Party Disclosures (USD $)	3 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]

NOTE 5 - Consulting Agreements – RELATED PARTIES

On April 17, 2008, the Company entered into a Consulting Agreement with Total Invest International B.V. (“Total Invest”), a company organized in The Netherlands, which is also a stockholder of the Company. Pursuant to such Consulting Agreement, Total Invest will consult with the Company on finding, analyzing, structuring and negotiating sales and marketing agreements, alliances and other desirable projects with regard to the Company’s sales of its generic pharmaceutical products. Total Invest received an initial payment of $40,000 upon execution of the Consulting Agreement, will receive $20,000 per month for the length of the Consulting Agreement, and two and one-half percent (2.5%) of the total revenues from all sales and other revenues actually received by the Company, until such time as Total Look has received a total of $3,000,000, as compensation for its consulting services.  For the six months ended June 30, 2011 and 2010, the Company recognized $120,000 in consulting expense, under this consulting agreement.  The amount due at June 30, 2011 and December 31, 2010 was $83,149 and $35,936, respectively, and is included in accrued expenses – related parties.

On March 3, 2010, the Company entered into a Management Services Agreement with E.R. Bouwens Beheermaatschappij B.V. (“ERB”), a company organized in The Netherlands and owned by the Company’s CEO. Pursuant to such Management Services Agreement, ERB will act as CEO of the Company and will manage and control the conduct of the business of the Company in accordance with the resolutions passed by and the instructions of the shareholders of the Company and the articles of association of the Company and the laws of the United States and The Netherlands. The Consulting agreement commenced on January 1, 2010 and is indefinite. ERB received an initial payment of $100,000 upon execution of the Management Services Agreement as part of the services rendered from April 17, 2008 to December 31, 2009, and will receive $20,000 per month for the length of the Management Services Agreement. For the six months ended June 30, 2011 and 2010 the Company recognized $120,000 and $220,000 respectively, in management services expense, under this consulting agreement.  The amount due at June 30, 2011 and December 31, 2010 was $102,198 and $64,281, respectively, and is included in accrued expenses – related parties.

On March 3, 2010, the Company entered into a Management Services Agreement with R. Hibma (“RHI”), the Company’s CFO. Pursuant to such Management Services Agreement, RHI will  act as CFO of the Company. The agreement commenced on January 1, 2010 and is indefinite. RHI will receive €6,500 per month for the length of the Management Services Agreement. On June 10, 2011 the Company and RHI agreed upon a reduction of €1,500 to the monthly fee. For the six months ended June 30, 2011 and 2010 the Company recognized €37,500 and €39,000 (approx. $52,600 and $54,000), respectively in management services expense, under this consulting agreement.  The amount due at June 30, 2011 and December 31, 2010 was $7,195 and  $35, 836, respectively, and is included in accrued expenses – related parties.

NOTE 6 – NOTES PAYABLE TO RELATED PARTIES

On June 30, 2009, the Company and two note holders agreed upon the consolidation of their notes, including the unpaid interest, and to issue a new 100% Premium Secured Convertible Promissory Note. The new note is issued for the amount of $925,000, bears an annual interest rate of 8% and is convertible into shares of the Company’s Common Stock at a share price of $0.04 per share.   The Secured Promissory Note was due on June 30, 2010.  A beneficial conversion feature of $462,500 was recognized as part of this conversion and is being amortized over the year of the Secured Promissory Note.

On December 31, 2009, the Company and Mr. Bouwens, the CEO of the Company, agreed upon the conversion of his note, including the unpaid interest, and to issue a new 100% Premium Secured Convertible Promissory Note. The new note is issued for the amount of $221,557, bears an annual interest rate of 8% and is convertible into shares of the Company’s Common Stock at a share price of $0.04 per share. The Secured Promissory Note was due on December 31, 2010.  A beneficial conversion feature of $110,779 was recognized as part of this conversion and is being amortized over the year of the Secured Promissory Note.

On March 3, 2010, the holders of the Convertible notes have converted their notes including the unpaid interest into shares of the Company’s Common Stock. As such, the Company has issued 29,948,794 shares of Common Stock of the Company.

The Company has received other loans from individuals related to the Company at various times for working capital and to fund required operating expenses. Loans received in 2011 and 2010 amounted to approximately $0 and $13,000 (€10,000), respectively.  Amounts repaid in 2011 and 2010 amounted to approximately $82,000 (€57,127) and $50,000 (€38080), respectively.  These advances are unsecured and bear interest at the rate of 8% per year. The amounts outstanding at June 30, 2011 and December 31, 2010 aggregate $44,913 and $119,822 respectively.

In August 2010, the Company requested the related note holders and its officers to subordinate the loans and unpaid interest as well as unpaid fees and salaries receivable from the Company to all bonds (see Note 7) that have been issued and will be issued for the term of such bonds. At August 25, 2010, the Company and the related note holders as well as the officers of the Company entered into various subordination agreements, subordinating a total amount of approximately $960,000. The new notes bear an annual interest of 7.8%, payable each calendar quarter and include an option to convert the subordinated amounts into shares of Common Stock of the Company at a fixed conversion price of $0.04 per share.  A beneficial conversion feature of approximately $960,000 was recorded as part of this conversion and is being amortized as interest expense over the term of the bonds, which is four years.

On December 8, 2010, two subordinated note holders sold their note and other amounts receivable from the Company including the unpaid interest to an unrelated party. The Company issued a new 10% Secured Convertible Debenture with the new party.  The new note is issued for the amount of $855,960, bears an annual interest rate of 10% and is convertible into shares of the Company’s Common Stock equal to the lesser of (i) $0.02 per share, or (ii) if the shares are quoted, listed or admitted to trading on the OTCBB, any national securities exchange or quotation system, 50% of the lowest “Bid”price on the date of conversion. The debenture is subordinated to all outstanding Bond Agreements of the Company as the debt originated from the conversion of subordinated debt agreements. A beneficial conversion feature of approximately $149,000, after adjusting for the unamortized amount of $706,875 which remained on the August 25, 2010 subordinated debt, was recorded as part of this conversion. The discount is being amortized over the term of the bonds, which is four years.  The 10% Secured Convertible Debenture is secured by a grant of first priority security interest in all of the assets of the Company.

On December 8, 2010, the Company and a subordinated note holder, agreed upon the conversion of the subordinated note, including the unpaid interest and any other amount owed to him, and to issue a new 10% Secured Convertible Debenture. The new note is issued for the amount of $132,914, bears an annual interest rate of 10% and is convertible into shares of the Company’s Common Stock equal to the lesser of (i) $0.02 per share, or (ii) if the shares are quoted, listed or admitted to trading on the OTCBB, any national securities exchange or quotation system, 50% of the lowest “Bid”price on the date of conversion. The debenture is subordinated to all outstanding Bond Agreements of the Company as the debt originated from the conversion of subordinated debt agreements. A beneficial conversion feature of approximately $39,000, after adjusting for the unamortized amount of $93,750 which remained on the August 25, 2010 subordinated debt, was recorded as part of this conversion. The discount is being amortized over the term of the bonds, which is four years.  The 10% Secured Convertible Debenture is secured by a grant of first priority security interest in all of the assets of the Company.

On June 10, 2011, the Company and a subordinated note holder, agreed upon the conversion of the subordinated note into shares of the Company’s Common Stock. An amount of $70,757 was converted at $0.04 per share into 1,768,928 shares of the Company’s Common Stock.

Amortization of the discounts amounted to $192,979 and $342,029 during the six months ended June 30, 2011 and 2010, respectively.

At December 31, 2010, minimum future principal payments over the next five years and in the aggregate are as follows:

                                Year Ending                                                             Notes                                       Loans

                                December 31, 2011                                             $                -                            $ 119,822

                                December 31, 2012                                                               -                                           -

                                December 31, 2013                                                               -                                            -

                                December 31, 2014                                                1,101,312                                          -

                                December 31, 2015                                                               -                                            -

                                Thereafter                                                                              -                                            -

                                Total                                                                      $ 1,101,312                          $ 119,822

Debt
Debt Disclosure [Text Block]

NOTE 7 – BONDS PAYABLE

During the third and fourth quarters of 2010, as part of the implementation of its business plan, the Company issued approximately €865,000 ($1,146,000) in bonds. During the first and second quarter of 2011, the Company issued an additional €916,000 (approximately $1,318,000) in bonds.  The bonds have a term of 48 months and, depending on the participated amount, bear an annual interest rate of 7.4% or 7,8%. The Bonds are recallable, after 10, 22 or 34 months, with a notice of two months and with a penalty of 10% of the value of the bond, up to a yearly maximum of 5% of the total funds received through the issuances of such bonds. Buyback requests will be handled in order of entries.

During the first and second quarter of 2011, the Company has also entered into addendum agreements with some of the bondholders for a conversion feature, whereby the bondholder has the right to convert the bond, or a portion of it, during the term of the bond into shares of the Company’s common stock at prices ranging between $0.15 and $0.50 per share. Holders of approximately $2,188,000 of bonds may convert the bonds into 8,587,751 shares of common stock.

A beneficial conversion feature of approximately $256,594 (€182,007) was recorded as part of the addendum agreements and is being amortized as interest expense over the term of the bonds, which is four years.

Amortization of the discounts amounted to $27,752 (€19,783) and $0 for the six months ended June 30, 2011 and 2010, respectively.

At December 31, 2010, future minimum principal payments over the next five years and in the aggregate are as follows:

                                Year Ending                                                              Amount

                                December 31, 2011                                             $                -

                                December 31, 2012                                                               -

                                December 31, 2013                                                               -

                                December 31, 2014                                                1,147,534

                                December 31, 2015                                                               -

                                Total                                                                      $ 1,147,534

Related Party Transaction, Due from (to) Related Party, Current	$ 44,913	$ 119,822